April 30, 1998


VIA EDGAR TRANSMISSION

Securities and
  Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20540

               Re:  Nicholas Money Market Fund, Inc. (the Fund")
               SEC File No. 33-21561
               Post-Effective Amendment No. 10
               Registration Statement on Form N-1A

Gentlemen:

     In connection with the amendment by the Fund of its registration statement on Form N-1A under Section 8 of the Investment Company Act of 1940, as amended, and pursuant to the provisions of Rule 472 and Rule 485 under the Securities Act of 1933, as amended, and pursuant to Regulation S-T relating to electronic filings, we enclose for filing Post-Effective Amendment No. 10 to the Registration Statement, including exhibits relating thereto, marked to show changes effected by the Amendment. In addition, as prescribed by Rule 902(g) of
Regulation S-T, paper copies of Amendment No. 10 to the Registration Statement, including exhibits thereto, also are being filed by copy of this letter.

     This Amendment shall be effective on the date of filing, in accordance with Rule 485(b). As legal counsel to the Fund, we have prepared the Amendment, and we hereby represent pursuant to Rule 485(b)(4) that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

                                    Very truly yours,

                               MICHAEL BEST & FRIEDRICH



                               /s/      Kate M. Fleming
                               ________________________
KMF/ljg                                 Kate M. Fleming
Enclosure

As filed with the Securities and Exchange Commission on April 30, 1998

                                                File No. 33-21561
                           FORM N-1A

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                POST-EFFECTIVE AMENDMENT NO. 10

                              and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        AMENDMENT NO. 10


                NICHOLAS MONEY MARKET FUND, INC.
       --------------------------------------------------
       (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

       700 North Water Street, Milwaukee, Wisconsin 53202
       --------------------------------------------------
            (Address of Principal Executive Offices)

                         (414) 272-6133
                         --------------
      (Registrant's Telephone Number, including Area Code)

                 ALBERT O. NICHOLAS, PRESIDENT
                NICHOLAS MONEY MARKET FUND, INC.
                     700 NORTH WATER STREET
                   MILWAUKEE, WISCONSIN 53202

                            Copy to:
                        KATE M. FLEMING
                  MICHAEL BEST & FRIEDRICH LLP
                   100 EAST WISCONSIN AVENUE
                   MILWAUKEE, WISCONSIN 53202
                   --------------------------
            (Name and Address of Agent for Service)

It is proposed that the filing will become effective:

  x     immediately upon filing pursuant to paragraph (b)
----
        on                    pursuant to paragraph (b)
----       ------------------
        60 days after filing pursuant to paragraph (a)
----
        on           pursuant to paragraph (a)(1)
----       ---------
        75 days after filing pursuant to paragraph (a)(2)
----
        on           pursuant to paragraph (a)(2) of Rule 485
----       ---------


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, $0.0001 par value per share



Pursuant to Rule 24f-2, the Registrant hereby registers an indefinite amount of securities. On February 26, 1998, Registrant filed the necessary Rule 24f-2 Notice and filing fee with the Commission for its fiscal year ended December 31, 1997.

                NICHOLAS MONEY MARKET FUND, INC.
                     CROSS-REFERENCE SHEET
                  (As required by Rule 481(a))

Part A.    Information Required in Prospectus    Heading
------     -----------------------------------   -------

Item 1.    Cover Page.........................   Cover Page
Item 2.    Synopsis...........................   Performance Data
Item 3.    Condensed Financial Information....   Consolidated Disclosure of
                                                 of Fund Fees and Expenses;
                                                 Financial Highlights

Item 4.    General Description of Registrant..   Introduction; Investment
                                                 Objectives  and  Policies;
                                                 Investment Restrictions

Item 5.    Management of the Fund.............   Investment Adviser

Item 5A.   Management's Discussion
           of Fund Performance................   Not applicable

Item 6.    Capital Stock and Other Securities.   Transfer of Capital Stock;
                                                 Dividends and Federal Tax
                                                 Status; Capital Structure;
                                                 Annual Meeting; Shareholder
                                                 Reports

Item 7.    Purchase of Securities Being
           Offered............................   Purchase of Capital Stock;
                                                 Redemption of Capital Stock;
                                                 Exchange Between Funds;
                                                 Transfer of Capital Stock;
                                                 Determination of Net Asset
                                                 Value and Use of Amortized
                                                 Cost Method of Valuation;
                                                 Individual Retirement
                                                 Accounts; Master Retirement
                                                 Plan

Item 8.    Redemption or Repurchase...........   Purchase of Capital Stock;
                                                 Redemption of Capital Stock

Item 9.    Pending Legal Proceedings..........   N/A

Part B.    Information Required in Statement of Additional Information
-------    -----------------------------------------------------------

Item 10.   Cover Page.........................   Cover Page

Item 11.   Table of Contents..................   Table of Contents

Item 12.   General Information and History....   Introduction

Item 13.   Investment Objectives and Policies.   Investment Objectives and
                                                 Policies; Investment
                                                 Restrictions

Item 14.   Management of the Fund.............   Investment Adviser;
                                                 Management - Directors and
                                                 Executive Officers of the
                                                 Fund

Item 15.   Control Persons and Principal
           Holders of Securities..............   Principal Shareholders

Item 16.   Investment Advisory and Other
           Services...........................   Investment Adviser;
                                                 Custodian and Transfer Agent;
                                                 Independent Accountants and
                                                 Legal Counsel

Item 17.   Brokerage Allocation and Other
           Practices..........................   Brokerage

                    CROSS-REFERENCE SHEET
                         (Continued)
Item 18.   Capital Stock and Other Securities.   Transfer of Capital Stock;
                                                 Income, Dividends and
                                                 Federal Tax Status; Capital
                                                 Structure; Uncertificated
                                                 Shares; Shareholder Reports;
                                                 Annual Meeting

Item 19.   Purchase, Redemption and Pricing
           of Securities Being Offered........   Purchase of Capital Stock;
                                                 Redemption of Capital Stock;
                                                 Exchange Between Funds;
                                                 Transfer of Capital Stock;
                                                 Determination of Net Asset
                                                 Value and Use of Amortized
                                                 Cost Method of Valuation;
                                                 Dividend Reinvestment Plan;
                                                 Individual Retirement Accounts;
                                                 Master Retirement Plan

Item 20.   Tax Status.........................   Income, Dividends and Federal
                                                 Tax Status

Item 21.   Underwriters.......................   N/A

Item 22.   Calculations of Performance Data...   Performance Data

Item 23.   Financial Statements...............   Financial Information

Part C.    Other Information
-------    -----------------

Item 24.   Financial Statements and Exhibits..   Part C

Item 25.   Persons Controlled By or Under
           Common Control with Registrant.....   Part C

Item 26.   Number of Holders of Securities....   Part C

Item 27.   Indemnification....................   Part C

Item 28.   Business and Other Connections of
           Investment Adviser.................   Part C

Item 29.   Principal Underwriters.............   Part C

Item 30.   Location of Accounts and Records...   Part C

Item 31.   Management Services................   Part C

Item 32.   Undertakings.......................   Part C

               NICHOLAS MONEY MARKET FUND, INC.




                           FORM N-1A
                           ---------







                      PART A:  PROSPECTUS


                NICHOLAS MONEY MARKET FUND, INC.
                           PROSPECTUS


               700 NORTH WATER STREET, SUITE 1010
                  MILWAUKEE, WISCONSIN  53202
                          414-272-6133
                          800-227-5987


     Nicholas Money Market Fund, Inc. (the "Fund") is an open-end management investment company whose primary investment objective is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.



                 NO-LOAD FUND - NO SALES CHARGE


                       INVESTMENT ADVISER
                     NICHOLAS COMPANY, INC.


              MINIMUM INITIAL INVESTMENT - $2,000


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
       BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS
      THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
         OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                CONTRARY IS A CRIMINAL OFFENSE.



      This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information, dated April 30, 1998. Upon request to the Fund at the address and telephone number set forth above, the Fund will provide copies of the Statement of Additional Information without charge to each person to whom a Prospectus is delivered.



AN  INVESTMENT  IN THE FUND IS NEITHER INSURED NOR GUARANTEED  BY
THE  U.S.  GOVERNMENT.  THERE CAN BE NO ASSURANCE THAT  THE  FUND
WILL  BE  ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00  PER
SHARE.






                         April 30, 1998


INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE  REFE
RENCE.

                       TABLE OF CONTENTS


                                                             Page
                                                             ----
INTRODUCTION...............................................     1

FUND FEES AND EXPENSES.....................................     1

FINANCIAL HIGHLIGHTS.......................................     2

PERFORMANCE DATA...........................................     3

INVESTMENT OBJECTIVES AND POLICIES.........................     3

INVESTMENT RESTRICTIONS....................................     5

INVESTMENT ADVISER.........................................     6

PURCHASE OF CAPITAL STOCK..................................     7

REDEMPTION OF CAPITAL STOCK................................    9

EXCHANGE BETWEEN FUNDS.....................................    11

TRANSFER OF CAPITAL STOCK..................................    12

DETERMINATION OF NET ASSET VALUE
AND USE OF AMORTIZED COST METHOD OF VALUATION..............    12

DIVIDENDS AND FEDERAL TAX STATUS...........................    13

INDIVIDUAL RETIREMENT ACCOUNTS.............................    13

MASTER RETIREMENT PLAN.....................................    14

CAPITAL STRUCTURE..........................................    14

SHAREHOLDER REPORTS........................................    14

ANNUAL MEETING.............................................    14

CUSTODIAN AND TRANSFER AGENT...............................    15

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL..................    15

APPENDIX  A:   DESCRIPTION OF COMMERCIAL PAPER AND BOND
RATINGS....................................................    A-1


      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated April 30, 1998 and, if given or made, such information or representations may not be relied upon as having been authorized by Nicholas Money Market Fund, Inc. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Prospectus at any time shall not imply that there has been no change in the affairs of Nicholas Money Market Fund, Inc. since the date hereof.

                          INTRODUCTION


       Nicholas Money Market Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on April 15, 1988. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its Common Stock, $.0001 par value per share, to the public. Since higher yielding money market instruments are often available only in large denominations, the Fund provides a way for investors to take advantage of these higher yields that may be beyond the reach of an individual investor. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand by the owner at their net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").


                           FUND FEES AND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES

  Maximum Sales Load Imposed on Purchases..................  None

  Maximum Sales Load Imposed on Reinvested Dividends.......  None

  Maximum Deferred Sales Load..............................  None

  Redemption Fees (as a percentage of redemption
    proceeds, if applicable)(1)............................  None

  Exchange Fee(2)..........................................  None

ANNUAL FUND OPERATING EXPENSES(3) (AS A PERCENTAGE OF
AVERAGE NET ASSETS)

  Management Fees.......................................... 0.30%

  12b-1 Fees...............................................  None

  Other Expenses........................................... 0.21%

  Total Fund Operating Expenses............................ 0.51%
_______________

(1) A fee of up to $12.00 is charged for each wire redemption.

(2)  fee of $5.00 is charged for each telephone exchange.

(3) Annual Fund Operating Expenses are based on expenses incurred for the fiscal year ended December 31, 1997.

                                    EXAMPLE

                                             1 Year  3 Years  5 Years 10 Years
                                             ------  -------  ------- --------
A shareholder would pay the following
expenses on a $1,000 investment, assuming:
(1) 5% annual return and (2) redemption
at  the  end of each time period...........    $5      $16       $28     $63



 This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.


     The purpose of the table is to assist the prospective investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. For a description of "Management Fees" and "Other Expenses," see "Investment Adviser."


                      FINANCIAL HIGHLIGHTS
        (For a share outstanding throughout each period)


     The following Financial Highlights of the Fund for the nine years ended December 31, 1997, and for the period from July 1, 1988 (date of initial public offering) through December 31, 1988, have been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Fund's Annual Report for the fiscal year ended December 31, 1997. The Financial Highlights should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information and which may be obtained without charge by writing or calling the Fund.

                                           YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------
                               1997   1996   1995   1994   1993   1992   1991   1990   1989  1988*
                               ----   ----   ----   ----   ----   ----   ----   ----   ----  -----
NET ASSET VALUE,
  BEGINNING OF PERIOD........ $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

    INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income....   052   .050   .055   .038   .027   .033   .056   .078   .086   .038
                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----

    LESS DISTRIBUTIONS:
    Dividends (from net
    investment income).......(.052) (.050) (.055) (.038) (.027) (.033) (.056) (.078) (.086) (.038)
                              -----  -----  -----  -----  -----  -----  -----  -----  ----- -----

NET ASSET VALUE,
  END OF PERIOD.............. $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00
                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
                              -----  -----  -----  -----  -----  -----  -----  -----  -----  -----


TOTAL RETURN................. 5.26%  5.14%  5.64%  3.90%  2.71%  3.32%  5.75%  8.08%  8.97%  3.87%***

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (millions)............$117.8 $119.1 $111.8 $118.1 $122.5 $138.7 $147.0 $143.9  $90.0  $29.0

Ratio of expenses to
average net assets..........   .51%   .52%   .51%   .53%   .54%   .54%   .52%   .53%   .72%   .73%**

Ration of net investment
income to average net assets  5.15%  5.02%  5.50%  3.83%  2.67%  3.30%  5.61%  7.84%  8.60%  7.57%**

____________________



* For the period from July 1, 1988 (date of initial public offering) through December 31, 1988.

**  Annualized.

*** Not annualized.

                               PERFORMANCE DATA

      From time to time the Fund may advertise its current yield, usually for a seven or 30-day period. The yield will be calculated using a standard method prescribed by rules of the
Securities and Exchange Commission. Under that method, the Fund's net investment income per share is divided by the price per share (expected to remain constant at $1.00) and the result is divided by seven or 30, depending on the base period advertised, and multiplied by 365. The Fund also may quote the effective yield in its advertisements and sales materials. Effective yield is determined by taking the "base period return," computed by dividing the net investment income per share by the price per share during the period (expected to remain constant at $1.00), and calculating the effect of compounding. The Fund's current yield and effective yield will be based on historical earnings and are not intended to indicate future performance. These yields may be compared to those of other money market funds and to other relevant indices or rankings prepared by independent services. Further information concerning yield calculations is contained in the Statement of Additional Information.


      In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Barron's, Lipper Analytical Services Mutual Fund Performance Analysis, Morningstar, Inc., CDA Investment Technologies, Inc. and Value Line, Inc.



               INVESTMENT OBJECTIVES AND POLICIES

      The Fund has adopted primary investment objectives, which are fundamental policies. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any such change will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

      The Fund's primary investment objective is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. There are market risks inherent in any investment and there can be no assurance the objective of the Fund will be realized. The Fund also will attempt to maintain a stable net asset value of $1.00 per share, but there can be no assurance that the net asset value per share will not vary. The Fund invests only in short-term instruments (maturing in 397 days or less) and primarily invests in:

1. Government Securities, as defined in the Investment Company Act of 1940, as amended. Some Government Securities, such as obligations of the U.S. Treasury, are backed by the full faith and credit of the United States. Some are supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations (e.g., Fannie Mae obligations), some by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

2. Obligations (including certificates of deposit and bankers acceptances) of: (a) banks or savings and loan associations subject to regulation by the U.S. Government (including foreign branches of such banks), generally limited to institutions with a net worth of at least $100,000,000 or other banks and savings and loans if the principal amount of such certificates of deposit are insured by the Federal
     Deposit Insurance Corporation, or (b) U.S. branches of foreign banks, limited to institutions having total assets of not less than $1 billion or its equivalent.

     Certificates  of  deposit  are certificates  issued  against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return, and normally are negotiable.

     Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods.
     They are termed "accepted" when a bank guarantees their payment at maturity.

3. Commercial Paper maturing within 397 days from the date of purchase rated A-2 or better by Standard & Poor's Corporation ("S&P") or P-2 or better by Moody's Investors Service, Inc.("Moody's"), or the equivalent by any of the nationally recognized statistical rating organizations, as defined in Section 270.2a-7 of the Code of Federal Regulations ("NRSROs"), or if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's or the equivalent by any NRSRO or determined by the Board of Directors to be of comparable quality.

     The Fund may invest in commercial paper and other short-term corporate obligations which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"), including securities eligible for resale under Rule 144A. Such securities are not registered for purchase and sale by the public under the Act, and there may be a risk of little or no market for resale associated with such securities if the Fund does not hold them to maturity. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio.

     Commercial paper refers to promissory notes issued by corporations in order to finance their short-term credit needs.

4.   Variable rate    notes rated A-2 or better by  S&P  or
     P-2 or better by Moody's or the equivalent by any NRSRO; if not rated, either (a) issued by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's, or (b) believed by the Board of Directors to be of comparable quality.

     Variable rate   demand notes are unsecured instruments which
     provide for periodic adjustments in the interest rate.   The
     Fund may demand payment of principal and accrued interest at any time.

5. Other debt instruments issued by corporations maturing within 397 days from the date of purchase and at such date are rated at least AA by S&P or Aa by Moody's.

6.   Repurchase agreements involving the securities listed above.

     A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. In the opinion of the Adviser, the risk is minimal because the security purchased constitutes security for the repurchase obligation, and repurchase agreements can be considered as loans collateralized by the security purchased. The Fund will determine the market value of the collateral on a daily basis and will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. However, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the Fund could experience both delays in liquidating the underlying securities and losses, including:
     (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Fund has an operating policy that it will not enter into repurchase agreements which will not mature within seven days if any such investment, together with all other assets held by the Fund which are illiquid, amounts to more than 10% of its total net assets.

<PAGE 4>

      Investments in obligations of a foreign branch of a U.S. bank and in U.S. branches of a foreign bank may subject the Fund to additional investment risks. These risks may include international and political developments, foreign government restrictions, foreign withholding taxes or possible seizure or nationalization of foreign deposits. In addition, foreign branches of domestic banks and foreign banks are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting and record keeping.

      The Fund may invest in the securities of real estate investment trusts and other real estate-based securities, including securities of companies whose assets consist substantially of real property and interests therein, listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotations System, but such investments are subject to certain investment limitations.


                    INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy:

1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

          (a) the purchase of a portion of an issue of publicly distributed debt securities;

          (b) investment in repurchase agreements in an amount not to exceed 20% of the total net assets of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 10% of the value of the total net assets; and

          (c) the purchase of a portion of bonds, debentures or other debt securities of types commonly distributed in private placements to financial institutions, such illiquid amount not to exceed 10% of the value of total net assets of the Fund, provided that all illiquid securities will not exceed 10% of the value of the Fund's total net assets.

2. The Fund may make bank borrowings but only for temporary or emergency purposes and then only in amounts not in excess of 5% of the lower of cost or market value of the Fund's total net assets.

3.   The Fund will not pledge any of its assets.

4. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

5. The Fund may not purchase the securities of any one issuer, except securities issued or guaranteed by the United States, or its instrumentalities or agencies, if immediately after and as a result of such purchase the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

6. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries. This restriction does not apply to Government Securities or to obligations (including certificates of deposit and bankers acceptances) of banks or savings and loan associations subject to regulation by the U.S. Government.

7. The Fund will not acquire or retain any security issued by a company if an officer or director of such company is an officer or director of the Fund, or is an officer, director, shareholder or other interested person of the Adviser.

8. The Fund may not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts and other real estate-based securities (including securities of companies whose assets consist substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotations System, but not more than 10% in value of the Fund's total assets will be invested in real estate investment trusts nor will more than 25% in value of the Fund's total assets be invested in the real estate industry in the aggregate.

All percentage limitations apply on the date of investment by the Fund.

      In addition to the foregoing restrictions, the Fund has adopted other restrictions to comply with the securities laws of various states. These restrictions may be changed by the Board of Directors of the Fund without shareholder approval.

                       INVESTMENT ADVISER


     Under an investment advisory agreement dated April 25, 1988, Nicholas Company, Inc. (the "Adviser"), 700 North Water Street, Suite 1010, Milwaukee, Wisconsin, 53202, furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs subject to supervision of the Fund's Board of Directors. Nicholas Company, Inc. is the investment adviser to five other mutual funds, which, like the Fund, are sold without sales charge, and to approximately 25 institutions and individuals with substantial investment portfolios. The other funds for which Nicholas Company, Inc. acts as investment adviser are: Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc. and Nicholas Equity Income Fund, Inc. As of March 31, 1998, the Adviser had approximately $8.5 billion in assets under management.



      The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is three-tenths of one percent (0.3 of 1%) of the average net asset value of the Fund. The Adviser has agreed to reduce such management fee by any operating expenses (other than the management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets. The Adviser may, at its discretion, reduce the management fee. Such optional reimbursement by the Adviser of operating expenses previously incurred by the Fund will serve to temporarily enhance yield. Any required reimbursement will be made on a monthly basis as a reduction of the management fee payable to the Adviser for that month. Any optional reimbursement will be made at a time determined by the Adviser.

     Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers). The Adviser also bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities. The Fund pays all of its operating expenses. Included as "operating expenses" are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, legal fees and expenses, printing, fees and expenses of any custodian or trustee having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto, and certain other costs and costs related to the aforementioned items.

      The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses, exceed the lowest, i.e., most restrictive, percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale as determined by valuations made as of the close of each business day of the year. The Adviser shall reimburse the Fund at the end of any fiscal year in which the aggregate annual operating expenses exceed such restrictive percentage.

      Albert O. Nicholas is President and a Director of the Fund and President and Director of the Adviser, and is a controlling person of the Adviser through his ownership of 91% of the outstanding voting securities of the Adviser.

                   PURCHASE OF CAPITAL STOCK

     Applications for the purchase of shares are made to Nicholas Money Market Fund, Inc., c/o Firstar Trust Company, P.O. Box
2944, Milwaukee, Wisconsin 53201-2944. The Board of Directors has established $2,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except in the case of reinvestment of distributions or purchase through the Automatic Investment Plan. Management reserves the right to waive the minimums for custodial accounts. Purchase of shares will be made in full and fractional shares computed to two decimal places. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below the $2,000 minimum required investment due to shareholder redemption. In order to exercise this right, the Fund will give advance written notice of at least 30 days to the accounts below such minimum.

      The price per share, which is expected by management to remain constant at $1.00 per share, will be the net asset value next computed after the time the order is received in proper form and accepted by the Fund or by an authorized agent of the Fund. The net asset value for a particular day is applicable to all orders for the purchase of shares received at or before the close of trading on the New York Stock Exchange ("Exchange") on that day (usually 4:00 p.m. New York time). Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open. Generally, shares of the Fund may not be purchased on days when the Federal Reserve Banks are closed.

      The Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases of Fund shares. Certificates representing Fund shares purchased will not be issued.

     PURCHASE BY MAIL:

      To open an account by mail, simply complete an application and together with a check made payable to Nicholas Money Market
Fund,  Inc.,  mail  to  Firstar Trust  Company,  P.O.  Box  2944,
Milwaukee, Wisconsin 53201-2944.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings and loan or credit union. The custodian will charge a $20 fee against a shareholder's account for any payment check returned to the custodian for insufficient funds, and the investor involved will be responsible for any loss incurred by the Fund. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous for shareholders. Any accounts (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment, net of the back-up withholding tax amount.

     The Fund does not consider the U. S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, of purchase applications does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      PURCHASE BY FEDERAL WIRE TRANSFER:


      Purchase of shares will be made in full and fractional shares computed to three decimal places. If a wire purchase is to be an initial purchase, please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire. To purchase shares of the Fund by federal wire transfer, instruct your bank to use the following instructions:

     Wire To:          Firstar Bank Milwaukee, N.A.
                       ABA 075000022

     Credit:           Firstar Trust Company
                       777 E. Wisconsin Avenue
                       Milwaukee, Wisconsin 53202
                       Account 112-952-137

     Further Credit:   Nicholas Money Market Fund, Inc.
                       (shareholder account number)
                       (shareholder registration)

     Please call Firstar Trust Company at 414-276-0535 or 800-544-6547 prior to sending the wire in order to obtain a confirmation
number and to ensure prompt and accurate handling of funds.   The
Fund  and  its  transfer  agent  are  not  responsible  for   the
consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.



     PURCHASE BY AUTOMATIC INVESTMENT PLAN:

      If you wish to invest $50 or more with the Fund at regular intervals, consider using our Automatic Investment Plan. To use this service, you authorize Firstar Trust Company to draw a check on your bank checking account. No service fee is charged to shareholders for participation in the Automatic Investment Plan. Forms to initiate this service can be obtained by calling the Nicholas Company, Inc.


      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Certain service providers may receive compensation from the Fund for providing transfer agent-type services relating to the accounts held in street name. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Processing Intermediary may be required to register as a broker or dealer under certain state laws. An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to the Fund or the Adviser. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      The Fund also may enter into an arrangement with some Processing Intermediaries authorizing them to process purchase orders or redemption requests on behalf of the Fund on an expedited basis (an "authorized agent"). Receipt of a purchase order or redemption request by an authorized agent will be deemed to be receipt by the Fund for purposes of determining the net asset value of Fund shares to be purchase or redeemed. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.



                  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal business hours to redeem his/her shares in whole or in part. If in writing, redemption requests must be signed by each shareholder, in the exact manner as the Fund account is registered, and must state the amount of redemption and identify the shareholder account number. All redemptions will be processed at the net asset value next determined after receipt of the request. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. If any portion of the shares to be redeemed represents an investment made by personal or certified check, the Fund reserves the right to hold a payment up to 15 days or until satisfied that investments made by check have been collected, at which time the redemption request will be processed and payment made. A shareholder who anticipates the need for immediate access to their investment should purchase shares by wiring Federal funds.

REDEMPTION BY MAIL

      Redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas Money Market Fund, Inc., c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944. Facsimile transmission of redemption requests is not acceptable. If the account registration is individual, joint tenants, sole proprietorship, custodial (Uniform Gift to Minors Act), or general partners, the written request must be signed exactly as the account is registered. If the account is owned jointly, both owners must sign.

      The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature page of the trust agreement on file or be accompanied by the trust agreement and signed by the trustee(s).


      If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar Trust Company (414-276-0535 or 800-544-6547) prior to submitting the redemption request. A redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company. See "Purchase of Capital Stock" for a description of certain arrangements the Fund may enter into with Processing Intermediaries to process redemption requests on an expedited basis.



      Redemption cannot be accomplished by telegraphing or faxing the Fund or Firstar Trust Company. The redemption price is the net asset value next computed after the time of receipt by Firstar Trust Company (or by an authorized agent of the Fund) of the written request in the proper form set forth above.

      Shareholders who have an individual retirement account ("IRA"), a master retirement plan or another retirement plan must indicate on their written redemption requests whether or not to withhold Federal income tax. They must elect not to have Federal income tax withheld; otherwise, the redemption will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. Do not mail letters by overnight courier to the Post Office Box address. CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

REDEMPTION BY TELEPHONE


      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in writing. This option does not apply to IRA accounts and master retirement plans for which Firstar Trust Company acts as custodian. Telephone redemptions can only be made by calling Firstar Trust Company at 800-544-6547 or 414-276-0535. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and its transfer agent employ reasonable procedures to confirm that such instructions are genuine. In addition to the account registration, you will be required to provide either the account number or social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value. There will be no exceptions due to market activity. During periods of substantial economic or market changes, telephone transactions may be difficult to implement. If a shareholder is unable to contact Firstar Trust Company by telephone, shares also may be redeemed by delivering the redemption request in person or by mail. The maximum telephone redemption is $25,000 per account/per business day. The maximum telephone redemption for related accounts is $100,000 per business day. The minimum telephone redemption is $500 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of redemption instructions received by telephone which they reasonably believe to be genuine, even if such instructions prove to be unauthorized or fraudulent. The Fund and Firstar Trust Company will employ reasonable procedures to confirm that instructions received by telephone are genuine, and if they do not, they may be liable for losses due to unauthorized or fraudulent instructions.


      All redemptions will be processed immediately upon receipt. Share redemption orders are effected at the net asset value next determined after receipt of the order in proper form by Firstar Trust Company (or by an authorized agent of the Fund). The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. Redemption proceeds to be wired normally will be wired on the next business day after a net asset value is determined. Firstar Trust Company charges a wire redemption fee of up to $12.00. The Fund reserves the right to hold payment up to 15 days or until satisfied that investments made by check have been collected. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds also may be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of up to $12.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

SIGNATURE GUARANTEES

      A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:
(i) if you change the ownership on your account; (ii) when you want the redemption proceeds sent to a different address than is registered on the account; (iii) if the proceeds are to be made payable to someone other than the account owner(s); (iv) any redemption transmitted by federal wire transfer to your bank not previously set up with the Fund; or (v) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees will be required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form. A notary public is not an acceptable guarantor.


                     EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. Shareholders interested in exercising the exchange privilege must obtain an authorization form and the appropriate prospectus from Nicholas Company, Inc. When an exchange into the Fund would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the fund will be redeemed on the day upon which the exchange request is received; however, issuance of Fund shares may be delayed an additional business day in order to avoid the dilutive effect on return (i.e., reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. Shares of the Fund will not be redeemed on any day when the Federal Reserve Banks are closed. An exchange generally will constitute a sale for Federal tax purposes; however, an exchange between the funds involving master self-employed (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for Federal tax purposes.

      This exchange privilege is available only in states where shares of the fund being acquired may legally be sold, and the privilege may be terminated or modified only upon 60 days' advance notice to shareholders; however, procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Shareholders are reminded that Nicholas Limited Edition, Inc. is restricted in size to ten million shares available for purchase and the exchange privilege into that fund may be terminated or modified at a time when that maximum is reached.

      Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc., and Nicholas Equity Income Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation. Nicholas II, Inc. and Nicholas Limited Edition, Inc. have long-term growth as their investment objective. Nicholas Income Fund, Inc.'s investment objective is to seek high current income. Nicholas Equity Income Fund, Inc. has an investment objective of reasonable income, with moderate long-term growth as a secondary consideration. Exchange of shares can be accomplished in the following ways:

EXCHANGE BY MAIL

     An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request. Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc. Signatures required are the same as previously explained under "Redemption of Capital Stock."

EXCHANGE BY TELEPHONE


     Shareholders may exchange by telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser. Only exchanges of $500 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange. In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000 with a maximum of $1,000,000 per day per related accounts. Four telephone exchanges during any twelve month period, per account will be allowed.


     Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone. Telephone exchanges can ONLY be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. In addition to account registration, you will be required to provide pertinent information regarding your account. Calls will be recorded.


                   TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions to transfer capital stock can be obtained by writing or calling Firstar Trust Company at 414-276-0535 or 800-544-6547 or Nicholas Company, Inc. at 414-272-6133 or 800-227-5987 prior to submitting any transfer requests.


                DETERMINATION OF NET ASSET VALUE
         AND USE OF AMORTIZED COST METHOD OF VALUATION

      The net asset value of a share of the Fund is determined by dividing the total value of the net assets of the Fund by the total number of shares outstanding at that time. The net asset value of the shares is expected by management to remain constant at $1.00 per share. Net assets of the Fund are determined by deducting the liabilities of the Fund from total assets. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day the Exchange is open for unrestricted trading and when the Federal Reserve Banks are open for business.

      Portfolio securities are valued on an amortized cost basis, whereby a security is initially valued at its acquisition cost. Thereafter, a constant straight-line amortization is assumed each day regardless of the impact of fluctuating interest rates.

      Pursuant to Section 270.2a-7 of the Code of Federal Regulations, the Board of Directors has established procedures designed to stabilize the net asset value per share at $1.00. Under most conditions, management believes this will be possible, but there can be no assurance they can do so on a continuous basis. In connection with its use of the amortized cost method of valuation and in order to hold itself out as a "money market" fund, the Fund will comply with the applicable provisions of
Section 270.2a-7, and in particular, will comply with the following: (i) the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share and specifically will limit the dollar weighted average portfolio maturity of the Fund to not more than 90 days and the remaining maturity of each portfolio security to not more than 397 days (with certain exceptions permitted by the rules of the Commission); (ii) the Fund will limit its portfolio investments to those instruments its Board of Directors determines present minimal credit risks, and are otherwise in accordance with the Fund's investment objectives and restrictions; and (iii) the Fund will adhere to the portfolio diversification requirements set forth in Section 270.2a-7. Calculations are done periodically to compare the value of the Fund's portfolio at amortized cost versus current market values. In the event the per share net asset value should deviate from $1.00 by 1/2 of 1% or more, the Board of Directors will promptly consider what action, if any, should be taken.

                DIVIDENDS AND FEDERAL TAX STATUS

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to insure that little or no Federal income or excise taxes will be payable by the Fund. As a result, the Fund generally will seek to distribute annually to its shareholders substantially all of its net investment income and net realized capital gain (after utilization of any available capital loss carryovers).

      The net investment income increased or reduced by realized gains or losses, if any, for each day is declared as a dividend to shareholders of record. Shares purchased will begin earning dividends on the business day following the day the purchase order is confirmed. Shares redeemed will earn dividends through the date of the redemption order. Unless otherwise requested, dividends will be reinvested automatically in additional Fund shares on the last business day of each month. If you request in writing that your dividends be paid in cash, the Fund will issue a check within five business days of the reinvestment date. If all of your shares are redeemed during a month, dividends credited to your account from the beginning of the dividend period through the time of redemption will be paid with the redemption proceeds.

      A statement of all calendar year-to-date transactions, including shares accumulated from dividends and capital gain distributions, is mailed to each shareholder quarterly.
Information  as  to  each  shareholder's  tax  status  is   given
annually.

      For Federal income tax purposes, distributions from the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders who are not subject to tax on their income. Distributions paid from the Fund's net investment income are taxable to shareholders as ordinary income. The Fund does not intend to generate capital gains. Because the investment income of the Fund will be derived from interest rather than dividends, no portion of such dividends will qualify for the dividends received deduction for corporations.

     Under federal law, some shareholders may be subject to a 31% withholding on reportable dividends, capital gain distributions (if any) and redemption payments. Generally, the only shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number; or (ii) who have failed to declare or underreported certain income on their federal returns. When establishing an account, an investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he is not subject to withholding.

      The foregoing tax discussion relates solely to U.S. Federal income taxes and is not intended to be a complete discussion of all federal income tax consequences. Shareholders should consult with a tax adviser concerning the application of federal, state and local taxes to an investment in the Fund.


                 INDIVIDUAL RETIREMENT ACCOUNTS

      Individuals may be able to establish a traditional IRA, a Roth IRA and/or an education IRA. The Fund offers prototype IRA plans for adoption by individuals who qualify. A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a Disclosure Statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA.


      As long as the aggregate IRA contributions meet the Fund's minimum investment requirement of $2,000, the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.

      A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a disclosure statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. As drastic changes occur from time to time in IRA regulations, it is important you obtain up-to-date information from the Fund before opening an IRA.

      Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund are consistent with your own retirement objectives. Premature withdrawals from an IRA may result in adverse tax consequences. Consultation with a tax adviser regarding tax consequences is recommended.


                     MASTER RETIREMENT PLAN

      The Fund has available a Master Retirement Plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.


                       CAPITAL STRUCTURE

       The Fund is authorized to issue three billion (3,000,000,000) shares of Common Stock, par value $0.0001 per share. Each full share has one vote and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of liquidation. When issued, the shares are fully paid and non-assessable. There are no conversion or sinking fund provisions applicable to shares, and holders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the holder to the same rights as whole shares.


                      SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with a report or a current prospectus showing the Fund's portfolio and other information, including an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, for the fiscal year ending December 31. Inquiries concerning the Fund may be made by telephone at 414-272-6133 or 800-227-5987, or by writing to Nicholas Money Market Fund, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin 53202, Attention:
Corporate Secretary. A copy of the Fund's most recent Annual Reports may be obtained, without charge, by calling or writing the Fund.


                         ANNUAL MEETING

      Under the laws of the State of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its Articles of Incorporation and will not hold annual meetings of shareholders unless otherwise required to do so.

      In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                  CUSTODIAN AND TRANSFER AGENT

      Firstar Trust Company, 615 East Michigan Street, Milwaukee,
Wisconsin, 53202, acts as Custodian, Transfer Agent and  Dividend
Disbursing Agent for the Fund.


           INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

      Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, has been selected as the independent accountants for the Fund. The selection of the Fund's independent public accountants is not subject to annual ratification by the Fund's shareholders unless required by the Investment Company Act of 1940, as amended. Michael Best & Friedrich LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.

                           APPENDIX A


        DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS


                    COMMERCIAL PAPER RATINGS

     1.  Standard & Poor's Commercial Paper Ratings.

           "A-1" and "A-2" are the two highest commercial paper rating categories, and issuers rated in these categories have the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer has access to at least two additional channels of borrowing;
     (3) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (4) typically, the issuer is in a strong position in a well-established industry or industries; and (5) the reliability and quality of management is unquestioned. Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2".

     2.  Moody's Investors Service Commercial Paper Ratings.

           "Prime-1" and "Prime-2" are the two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to, the review of such factors as: (1) quality of management; (2) industry strengths and risks; (3) vulnerability to business cycles; (4) competitive position;
     (5) liquidity measurements; (6) debt structures; and (7) operating trends and access to capital markets. Different degrees of weight are applied to the above factors as deemed appropriate for individual situations.

                     CORPORATE BOND RATINGS


     1.  Standard and Poor's Corporate Bond Ratings.

           AAA rated bonds are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

           AA rated bonds also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.


     2.  Moody's Corporate Bond Ratings.

           Aaa rated bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa rated bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

                           PROSPECTUS




                NICHOLAS MONEY MARKET FUND, INC.




                       INVESTMENT ADVISER
                     NICHOLAS COMPANY, INC.
                      Milwaukee, Wisconsin
                  414-272-6133 or 800-227-5987


                  CUSTODIAN AND TRANSFER AGENT
                     FIRSTAR TRUST COMPANY
                      Milwaukee, Wisconsin
                  414-276-0535 or 800-544-6547


                 INDEPENDENT PUBLIC ACCOUNTANTS
                      ARTHUR ANDERSEN LLP
                      Milwaukee, Wisconsin


                            COUNSEL
                  MICHAEL BEST & FRIEDRICH LLP
                      Milwaukee, Wisconsin











                NICHOLAS MONEY MARKET FUND, INC.


                     700 NORTH WATER STREET
                   MILWAUKEE, WISCONSIN 53202
                         April 30, 1998

                NICHOLAS MONEY MARKET FUND, INC.




                           FORM N-1A
                           ---------



          PART B:  STATEMENT OF ADDITIONAL INFORMATION
               STATEMENT OF ADDITIONAL INFORMATION

               NICHOLAS MONEY MARKET FUND, INC.


               STATEMENT OF ADDITIONAL INFORMATION
               -----------------------------------



               700 North Water Street, Suite 1010
                  Milwaukee, Wisconsin  53202
                          414-272-6133
                          800-227-5987





      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Nicholas Money Market Fund, Inc. (the "Fund"), dated April 30, 1997, and the Fund's Annual Report for the fiscal year ended December 31, 1997, which is incorporated herein by reference, as they may be revised from time to time. To obtain a copy of the Fund's Prospectus and Annual Report, please write or call the Fund at the address and telephone number set forth above.






                 NO LOAD FUND - NO SALES CHARGE



                       Investment Adviser


                     NICHOLAS COMPANY, INC.










                         April 30, 1998

                       TABLE OF CONTENTS

                                                             Page
                                                             ----

INTRODUCTION...............................................     1

INVESTMENT OBJECTIVES AND POLICIES.........................     1

INVESTMENT RESTRICTIONS....................................     3

INVESTMENT ADVISER.........................................     5

MANAGEMENT - DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND..     7

PRINCIPAL SHAREHOLDERS.....................................    10

PURCHASE OF CAPITAL STOCK..................................    10

REDEMPTION OF CAPITAL STOCK................................    12

EXCHANGE BETWEEN FUNDS.....................................    14

TRANSFER OF CAPITAL STOCK..................................    15

DETERMINATION OF NET ASSET VALUE
AND USE OF AMORTIZED COST METHOD OF VALUATION..............    15

INCOME, DIVIDENDS AND FEDERAL TAX STATUS...................    16

PERFORMANCE DATA...........................................    16

INDIVIDUAL RETIREMENT ACCOUNTS.............................    17

MASTER RETIREMENT PLAN.....................................    17

DIVIDEND REINVESTMENT PLAN.................................    18

BROKERAGE..................................................    18

CAPITAL STRUCTURE..........................................    19

UNCERTIFICATED SHARES......................................    19

SHAREHOLDER REPORTS........................................    19

ANNUAL MEETING.............................................    19

COMMUNICATIONS BETWEEN SHAREHOLDERS........................    20

CUSTODIAN AND TRANSFER AGENT...............................    20

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL..................    20

FINANCIAL INFORMATION......................................    20

                          INTRODUCTION

       Nicholas Money Market Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on April 15, 1988. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its Common Stock, $.0001 par value, to the public. Since higher yielding money market instruments are often available only in large denominations, the Fund provides a way for investors to take advantage of these higher yields that may be beyond the reach of an individual investor. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").


               INVESTMENT OBJECTIVES AND POLICIES

     The Fund has adopted primary investment objectives which are fundamental policies. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any such change will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

      The Fund's primary investment objective is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. There are market risks inherent in any investment and there can be no assurance the objective of the Fund will be realized. The Fund also will attempt to maintain a stable net asset value of $1.00 per share, but there can be no assurance that the net asset value per share will not vary. The Fund invests only in short-term instruments (maturing in 397 days or less) and primarily invests in:

          1. Government Securities, as defined in the Investment Company Act of 1940, as amended. Some Government Securities, such as obligations of the U.S. Treasury, are backed by the full faith and credit of the United States. Some are supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations (e.g., Fannie Mae obligations), some by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

          2. Obligations (including certificates of deposit and bankers acceptances) of: (a) banks or savings and loan associations subject to regulation by the U.S. Government (including foreign branches of such banks), limited to institutions with a net worth of at least $100,000,000 or other banks and savings and loans if the principal amount of such certificates of deposit is insured by the Federal Deposit Insurance Corporation, or (b) U.S. branches of foreign banks, limited to institutions having total assets of not less than $1 billion or its equivalent.

                Certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and normally are negotiable.

                 Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

          3. Commercial Paper maturing within 397 days from the date of purchase rated A-2 or better by Standard & Poor's Corporation ("S&P") or P-2 or better by Moody's Investors Service, Inc. ("Moody's"), or the equivalent by any of the nationally recognized statistical rating organizations, as defined in Section 270.2a-7 of the Code of Federal Regulations ("NRSROs"), or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's or the equivalent by any NRSRO or believed by the Board of Directors to be of comparable quality.

                The Fund may invest in commercial paper and other short-term corporate obligations which are issued in private placements pursuant to Section 4(2) of the
          Securities Act of 1933, as amended (the "Act"), including securities eligible for resale under Rule 144A. Such securities are not registered for purchase and sale by the public under the Act, and there may be a risk of little or no market for resale associated with such securities if the Fund does not hold them to maturity. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio.

               Commercial paper refers to promissory notes issued by corporations in order to finance their short-term credit needs.

          4. Variable rate demand notes rated A-2 or better by S&P and P-2 or better by Moody's or the equivalent
          by  any  NRSRO;   if not rated, either  (a)  issued  by
          companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's, or (b) believed by the Board of Directors to be of comparable quality.

                 Variable   rate    demand  notes  are  unsecured
          instruments which provide for periodic adjustments in the interest rate. The Fund may demand payment of principal and accrued interest at any time.

          5. Other debt instruments issued by corporations maturing within 397 days from the date of purchase and at such date are rated at least AA by S&P or Aa by Moody's.

          6. Repurchase agreements involving the securities listed above.

                A  repurchase agreement occurs when, at the  time
          the Fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. In the opinion of the Adviser, the risk is minimal because the security purchased constitutes security for the repurchase obligation, and repurchase agreements can be considered as loans collateralized by the security purchased. The Fund will determine the market value of the collateral on a daily basis and will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. However, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Fund has a fundamental policy that it will not enter into repurchase agreements which will not mature within seven days if any such investment, together with all other assets held by the Fund which are not readily marketable, amounts to more than 10% of its total net assets.

      Investments in obligations of a foreign branch of a U.S. bank and in U.S. branches of a foreign bank may subject the Fund to additional investment risks. These risks may include international and political developments, foreign government restrictions, foreign withholding taxes or possible seizure or nationalization of foreign deposits. In addition, foreign branches of domestic banks and foreign banks are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting and record keeping.

      The Fund also may invest in the securities of real estate investment trusts and other real estate-based securities, including securities of companies whose assets consist substantially of real property and interests therein, listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotations System, but subject to certain investment limits.

       The Adviser uses its best judgment in selecting investments, taking into consideration interest rates, terms and marketability of obligations as well as the capitalization, earnings, liquidity and other indicators of the financial condition of the issuer in arriving at investment decisions. Due to fluctuations in the interest rates, the market value of the securities in the portfolio may vary during the period of the shareholder's investment in the Fund. To minimize the effect of changing rates on the net asset value of its shares, the Fund intends to keep the dollar weighted average maturity of its holdings to 90 days or less. See "Determination of Net Asset Value and Use of Amortized Cost Method of Valuation."


                    INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy:

          1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

                    (a) the purchase of a portion of an issue of publicly distributed debt securities;

                     (b)  investment in repurchase agreements  in
               an  amount  not  to exceed 20% of  the  total  net
               assets of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 10% of the value of the total net assets; and

                     (c)   the  purchase of a portion  of  bonds,
               debentures or other debt securities of types commonly distributed in private placements to financial institutions, such illiquid amount of which is not to exceed 10% of the value of total net assets of the Fund; provided, however, that all illiquid securities will not exceed 10% of the value of the Fund's total net assets.

          2. The Fund may make bank borrowings but only for temporary or emergency purposes and then only in amounts not in excess of 5% of the lower of cost or market value of the Fund's total net assets.

          3.   The Fund will not pledge any of its assets.

          4. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

          5. The Fund may not purchase the securities of any one issuer, except securities issued or guaranteed by the United States, or its instrumentalities or agencies, if immediately after and as a result of such purchase the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

          6. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries. This restriction does not apply to Government Securities or to obligations (including certificates of deposit and bankers acceptances) of banks or savings and loan
          associations  subject  to  regulation   by   the   U.S.
          Government.

          7. The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or is an officer, director, shareholder or other interested person of the Adviser.

          8. The Fund may not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts and other real estate-based securities (including securities of companies whose assets consist substantially of real property and interests therein) listed on a national securities exchange or authorized for quotation on the National Association of Securities Dealers Automated Quotations System, but not more than 10% in value of the Fund's total assets will be invested in real estate investment trusts nor will more than 25% in value of the Fund's total assets be invested in the real estate industry in the aggregate.

      All percentage limitations apply on the date of investment by the Fund. As a result, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of the Fund will not constitute a violation of that restriction.

      In addition to the foregoing restrictions, the Fund has adopted the following restrictions which may be changed by the Board of Directors of the Fund without shareholder approval. Any such change would be made only upon advance notice to shareholders.




          1. The fund will not invest more than 5% of its total assets in equity securities which are not readily marketable and in securities of unseasoned companies (i.e., companies which have a record of less than three years' continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.)

          2. The Fund will not invest in interests in oil, gas or other mineral exploration programs.

          3.    The    Fund  will  not  invest  in  puts,  calls,
          straddles, spreads or any combination thereof.





          4. The Fund will not invest in securities of other open-end management-type investment companies.

          5.    The  Fund  may  not  issue senior  securities  in
          violation  of the Investment Company Act  of  1940,  as
          amended. The Fund may make borrowings but only for temporary or emergency purposes and then only in amounts not in excess of 5% of the lower of cost or market value of the Fund's total net assets, and the Fund may make borrowings from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed one-third of the Fund's net assets.

      All percentage limitations apply on the date of investment by the Fund. As a result, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of the Fund will not constitute a violation of that restriction.


                       INVESTMENT ADVISER


     Under an Investment Advisory Agreement dated as of April 25, 1988, Nicholas Company, Inc. (the "Adviser"), 700 North Water Street, Suite 1010, Milwaukee, Wisconsin, furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs, subject to supervision of the Fund's Board of Directors. The Adviser is the investment adviser to approximately 25 institutions and individuals with substantial investment portfolios and to five mutual funds which are sold without a sales charge. Nicholas Fund, Inc. has a primary objective of capital appreciation. It had net assets of $5,907,204,282 as of March 31, 1998. Nicholas II, Inc. had net assets of $1,177,064,447 as of March 31, 1998. It has an investment objective of long-term growth in which income is a secondary consideration. Nicholas Income Fund, Inc. had net assets of $268,671,650 as of March 31, 1998. Its investment objective is high current income consistent with the preservation and conservation of capital values. Nicholas Limited Edition, Inc. has a primary objective of long-term growth in which income is a secondary consideration. It had net assets of $389,577,554 as of March 31, 1998. Nicholas Equity Income Fund, Inc. had net assets of $28,971,893 as of March 31, 1998. It has an investment objective of reasonable income, with moderate long-term growth as a secondary consideration.

      The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is three tenths of one percent (0.30 of 1%) of the average net asset value of the Fund. Personnel of the Adviser are primarily responsible for investment decisions affecting the Fund's portfolio. At March 31, 1998, total net assets of the Fund were $128,816,879, and the fee paid to the Adviser for the Fund's fiscal year ended December 31, 1997 was $373,742.



     Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers). The Adviser also bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities. The Fund pays all of its operating expenses, including
the       costs       of          preparing        and   printing
post-effective amendments to its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto and of preparing and printing registration statements in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates, reports to shareholders, interest charges, taxes and legal expenses. Also included as "operating expenses" which will be paid by the Fund are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto, and certain other costs and costs related to the aforementioned items.


      The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses exceed the lowest, i.e., most restrictive, percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale, as determined by valuations made as of the close of each business day of the year. The Adviser also may in its discretion reimburse the Fund for any operating expenses incurred by the Fund in excess of this most restrictive percentage. Such optional reimbursement by the Adviser of operating expenses previously incurred by the Fund will serve to temporarily enhance yield. The Adviser has agreed to reduce the management fee by any operating expenses (other than the management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets. The Adviser shall reimburse the Fund by offsetting against its monthly fee all expenses in excess of these amounts as prorated on an annual basis. Any optional reimbursement will be made at a time determined by the Adviser. During the years ended December 31, 1997, 1996 and 1995, the Fund paid the Adviser an aggregate of $373,742, $338,132 and $330,975 , respectively, in fees. During none of the foregoing fiscal years did the expenses borne by the Fund exceed the expense limitation then in effect and the Adviser was not required to reimburse the Fund for any additional expenses.


      The Investment Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days' notice. Otherwise, the Investment Advisory Agreement continues in effect so long as it is approved annually by (i) the Board of Directors or by a vote of a majority of the outstanding shares of the Fund and (ii) in either case, by the affirmative vote of a majority of directors who are not parties to the Investment Advisory Agreement or "interested persons" of the Adviser or of the Fund, as defined in the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting for such approval.

      Albert O. Nicholas is President and a Director of the Fund and President and a Director of the Adviser, and is a controlling person of the Adviser through his ownership of 91% of the outstanding voting securities of the Adviser. Thomas J. Saeger, Executive Vice President and Secretary of the Fund, is Executive Vice President and Assistant Secretary of the Adviser. David L. Johnson is Executive Vice President of the Fund and Executive Vice President of the Adviser. He is a brother-in-law of Albert O. Nicholas. Lynn S. Nicholas and Kathleen A. Evans, Vice Presidents of the Fund, are also Senior Vice President and Vice President, respectively, of the Adviser. Lynn Nicholas is the daughter of Albert O. Nicholas. Jeffrey T. May is Senior Vice President and Treasurer of the Fund and Senior Vice President and Treasurer of the Adviser. David O. Nicholas, Senior Vice President of the Fund, is Senior Vice President and a Director of the Adviser. He is the son of Albert O. Nicholas. Candace L. Lesak, Vice President of the Fund, also is an employee of the Adviser. David E. Leichtfuss, 100 E. Wisconsin Avenue,
Milwaukee, Wisconsin, a Director of the Adviser, is a partner with the law firm of Michael Best & Friedrich LLP, Milwaukee, Wisconsin, legal counsel to both the Fund and the Adviser. Daniel J. Nicholas, 2618 Harlem Boulevard, Rockford, Illinois, is the only other Director of the Adviser. Mr. Nicholas, a brother of Albert O. Nicholas, is a private investor.

   MANAGEMENT - DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

      The overall operations of the Fund are conducted by the officers of the Fund under the control and direction of its Board of Directors. The state of Maryland permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its Articles of Incorporation and will not hold annual meetings of shareholders to elect directors unless otherwise required to do so. The Fund will hold a shareholders' meeting to elect the initial Board of Directors and at such time as may be required to fill existing vacancies on the Board in the event less than a majority of the directors then in office have been elected by shareholders.

      The following table sets forth the pertinent information about the Fund's officers and directors as of April 28, 1998:


 NAME, ADDRESS AND PRINCIPAL OCCUPATION                   POSITIONS HELD
           DURING PAST FIVE YEARS             AGE            WITH FUND
 --------------------------------------       ---         --------------

*Albert O. Nicholas                            66          President
  President  and a Director of  Nicholas                    and Director
  Company,  Inc., 700 N.  Water  Street,
  Milwaukee,  WI 53202, Adviser  to  the
  Fund  since  1977.  He is a  Chartered
  Financial  Analyst  and  has  been  an
  investment   analyst   and   portfolio
  manager since 1955.

Frederick Hansen                               71          Director
  759  N.  Milwaukee St., Milwaukee,  WI
  53202;  President, Hanseatic  Equities
  Corp., a private investment company.

Melvin L. Schultz                              64          Director
  3636  N.  124th  St.,  Wauwatosa,   WI
  53222;    Director   and    management
  consultant, Professional Management of
  Milwaukee, Inc., a medical and  dental
  profession financial advisory firm.

Jay  Robertson                                 46          Director
  660   E.  Mason  St.,  Milwaukee,   WI
  53202;    Chairman   of   the   Board,
  Robertson-Ryan  and Associates,  Inc.,
  an insurance brokerage firm.

David L. Johnson                               56          Executive Vice
  Executive  Vice  President,   Nicholas                    President
  Company,  Inc.,  700 N.  Water  Street
  Milwaukee,  WI 53202, the  Adviser  to
  the  Fund, and employed by the Adviser
  since   1980.    He  is  a   Chartered
  Financial Analyst.

Thomas J. Saeger                               53          Executive Vice
  Executive Vice President and Assistant                    President and
  Secretary, Nicholas Company, Inc., 700                    Secretary
  N.  Water Street, Milwaukee, WI 53202,
  the  Adviser to the Fund, and employed
  by  the Adviser since 1969.   He is  a
  Certified Public Accountant.

Jeffrey T. May                                 41          Senior Vice
  Senior  Vice President and  Treasurer,                    President and
  Nicholas  Company, Inc., 700 N.  Water                    Treasurer
  Street,   Milwaukee,  WI  53202,   the
  Adviser  to the Fund, and employed  by
  the  Adviser  since July  1987.   From
  July  1984 to July 1987, he  was  with
  Arthur  Andersen & Co.  of  Milwaukee.
  He is a Certified Public Accountant.

David O. Nicholas                              36          Senior Vice
  Senior  Vice President and a  Director                    President
  of  Nicholas  Company,  Inc.,  700  N.
  Water   Street,  Milwaukee,  Wisconsin
  53202,  the Adviser to the  Fund,  and
  employed by the Adviser since December
  1985.   He  is  a Chartered  Financial
  Analyst.

Lynn S. Nicholas                               41          Vice President
  Senior    Vice   President,   Nicholas
  Company,  Inc., 700 N.  Water  Street,
  Milwaukee,  WI 53202, the  Adviser  to
  the  Fund, and employed by the Adviser
  since  September  1983.   She   is   a
  Chartered Financial Analyst.

Kathleen A. Evans                              49          Vice President
  Vice   President,  Nicholas   Company,
  Inc., 700  N. Water Street, Milwaukee,
  WI 53202, the Adviser to the Fund, and
  employed  by  the Adviser since  March
  1985.

Candace L. Lesak                               40          Vice President
  Employee, Nicholas Company, Inc.,  the
  Adviser  to  the Fund, since  February
  1983.   She  is a Certified  Financial
  Planner.
____________________

* Mr. Albert O. Nicholas is the only director of the Fund who is an "interested person" in the Adviser, as that term is defined in the 1940 Act, and is the only director who has a direct or indirect interest in the Adviser. Mr. Albert O. Nicholas is President and a director of the Adviser and owns 91% of the outstanding voting securities of the Adviser.

       See   "Investment  Adviser"  for  a  description  of   the
relationships of the officers of the Fund to the Adviser and  the
family  relationships  between  directors  of  the  Adviser   and
officers and directors of the Fund.

      Mr. Albert O. Nicholas is also a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition,
Inc., Nicholas Income Fund, Inc. and Nicholas Equity Income Fund,
Inc.   Mr. Hansen and Mr. Robertson also are members of the Board of Directors of Nicholas Income Fund, Inc.  Mr. Schultz also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas
II,  Inc., Nicholas Limited Edition, Inc., Nicholas Equity Income
Fund,  Inc.  and  Nicholas  Income  Fund,  Inc.   Mr.  Albert  O.
Nicholas also  is President of  Nicholas Fund, Inc., Nicholas II,
Inc.,   Nicholas  Limited  Edition, Inc.,  Nicholas Equity Income
Fund, Inc.  and Nicholas Income Fund,  Inc.   Mr. Johnson also is
Executive Vice President of Nicholas Fund,  Inc.,   Nicholas  II,
Inc., Nicholas  Limited Edition, Inc., Nicholas Income Fund, Inc.
and  Nicholas  Equity  Income  Fund,  Inc.  Mr.  Saeger  also  is
Executive Vice President  and Secretary  of  Nicholas Fund, Inc.,
Nicholas II, Inc., Nicholas Equity Income Fund, Inc. and Nicholas
Income Fund, Inc. and also  Executive  Vice President,  Secretary and  a  director  of Nicholas Limited Edition, Inc.  Mr. May also is  Senior Vice President and Treasurer of Nicholas Income  Fund,
Inc.,  Nicholas  II,  Inc., Nicholas Equity Income Fund, Inc. and
Nicholas Fund,  Inc.  and  is  Senior Vice President of  Nicholas
Limited  Edition,  Inc.  Ms.  Lesak  also  is  Vice  President of
Nicholas Fund, Inc., Nicholas  II,  Inc., Nicholas Equity  Income
Fund,  Inc.,  Nicholas  Limited Edition, Inc. and Nicholas Income
Fund,  Inc. Ms. Evans also  is  Assistant  Vice   President    of
Nicholas II, Inc.  and  Nicholas   Income   Fund,  Inc.  David O.
Nicholas also is Senior Vice President of  Nicholas  Income Fund,
Inc.,   Nicholas    Fund,   Inc.,   Nicholas   Limited   Edition,
Inc.,  Nicholas  II, Inc. and Nicholas Equity Income  Fund,  Inc.
Lynn  S. Nicholas also is Senior Vice President of Nicholas Fund,
Inc.,  Nicholas  Limited Edition, Inc.,  Nicholas  II,  Inc.  and
Nicholas Equity Income Fund, Inc.



      The Investment Advisory Agreement between the Fund and Nicholas Company, Inc. states that the Fund shall pay the directors' fees of directors who are not interested persons of the Adviser. The amount of such fees is subject to increase or decrease at any time, but is subject to the overall limitation on the Fund's annual expenses. The aggregate remuneration paid by the Fund during 1997 to all Fund directors as a group amounted to $9,000. No remuneration is paid to officers and directors of the Fund who are "interested persons" of the Adviser.

      The table below sets forth the aggregate compensation received from the Fund by all directors of the Fund during the year ended December 31, 1997. No officers of the Fund receive any compensation from the Fund, but rather, are compensated by the Adviser in accordance with its investment advisory agreement with the Fund.

                                                                             TOTAL
                                          PENSION OR                     COMPENSATION
                                          RETIREMENT       ESTIMATED     FROM FUND AND
                        AGGREGATE      BENEFITS ACCRUED  FUND COMPLEX    FUND COMPLEX
                       COMPENSATION     AS PART OF THE   BENEFITS UPON     PAID TO
NAME AND POSITION     FROM THE FUND(1)   FUND EXPENSES    RETIREMENT     DIRECTORS(1)
-----------------     ---------------- ----------------  -------------  --------------

Albert O. Nicholas,
  Director(2)               $0                $0              $0              $0
Frederick F. Hansen,
  Director(2)             $3,000              $0              $0            $6,000
Melvin L. Schultz,
  Director(2)             $3,000              $0              $0           $17,400
Jay H. Robertson,
  Director(2)             $3,000              $0              $0            $6,000

_______________


(1) During the fiscal year ended December 31, 1997, the Fund and other funds in its Fund Complex (i.e., those funds which also have Nicholas Company, Inc. as its investment adviser, namely Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc. and Nicholas Equity Income Fund, Inc.) compensated those directors who are not "interested persons" of the Adviser in the form of an annual retainer per director per fund and meeting attendance fees. During the year ended December 31, 1997, the Fund compensated the disinterested directors at a rate of $750 per director per meeting attended ($1,000 commencing January 1, 1998). The disinterested directors did not receive any other form or amount of compensation from the Fund Complex during the fiscal year ended December 31, 1997. All other directors and officers of the Fund were compensated by the Adviser in accordance with its investment advisory agreement with the Fund.


(2) Mr. Nicholas also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Equity Income Fund, Inc. and Nicholas Income Fund, Inc. Mr. Hansen also is a member of the Board of Directors of Nicholas Income Fund, Inc. Mr. Schultz also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Equity Income Fund, Inc., and Nicholas Income Fund, Inc. Mr. Robertson also is a director of Nicholas Income Fund, Inc.

     PRINCIPAL SHAREHOLDERS


      Nicholas Company, Inc., the investment adviser to the Fund, owned 15,040,697 shares as of March 31, 1998; the Nicholas Family Foundation owned 271,533 shares; Albert O. Nicholas, President and a Director of the Fund, President and a Director of the Adviser, and owner of 91% of the outstanding voting securities of the Adviser, owned 11,893,439 shares; and the Nicholas Company, Inc. Profit-Sharing Trust, of which Mr. Nicholas and David E. Leichtfuss are trustees, owned 378,156 shares. The collective beneficial ownership of Nicholas Company, Inc. was 27,583,825 shares or 21.4% as of March 31, 1998.

      No other persons are known to the Fund to own beneficially or of record 5% or more of the shares of the Fund as of March 31, 1998. All directors and executive officers of the Fund as a group (eleven in number) beneficially owned approximately 23.4% of the full shares of the Fund as of March 31, 1998.


                   PURCHASE OF CAPITAL STOCK

     Applications for the purchase of shares are made to Nicholas Money Market Fund, Inc., c/o Firstar Trust Company, P.O. Box
2944, Milwaukee, Wisconsin, 53201-2944. The Board of Directors has established $2,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except in the case of reinvestment of distributions or purchase through the Automatic Investment Plan. Management reserves the right to waive the minimums for custodial accounts. Purchase of shares will be made in full and fractional shares computed to two decimal places. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below the $2,000 minimum required investment due to shareholder redemption. In order to exercise this right, the Fund will give advance written notice of at least 30 days to the accounts below such minimum.

      The price per share, which is expected by management to remain constant at $1.00 per share, will be the net asset value next computed after the time the order is received in proper form and accepted by the Fund or by an authorized agent of the Fund. The net asset value for a particular day is applicable to all orders for the purchase of shares received at or before the close of trading on the New York Stock Exchange ("Exchange") on that day (usually 4:00 p.m. New York time). Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open. Generally, shares of the Fund may be purchased on days when the Federal Reserve Banks are closed.

      The Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases of Fund shares. Certificates representing Fund shares purchased will not be issued.

     Shares can be purchased in the following ways:

     PURCHASE BY MAIL:

      To open an account by mail, simply complete an application and together with a check made payable to Nicholas Money Market
Fund,  Inc.,  and  mail both to Firstar Trust Company,  P.O.  Box
2944, Milwaukee, Wisconsin, 53201-2944.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings and loan or credit union. The custodian will charge a $20 fee against a shareholder's account for any payment check returned to the custodian for insufficient funds, and the investor involved will be responsible for any loss incurred by the Fund. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous for shareholders. Any accounts (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment, net of the back-up withholding tax amount.

      The Fund does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or with any such service, or receipt at Firstar Trust Company's Post Office Box, of purchase applications or redemption requests does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. Overnight courier delivery should be sent to Firstar Trust Company, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

     PURCHASE BY FEDERAL WIRE TRANSFER:

      Purchase of shares will be made in full and fractional shares computed to three decimal places. If a wire purchase is to be an initial purchase, please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire. To purchase shares of the Fund by federal wire transfer, instruct your bank to use the following instructions:

     Wire To:           Firstar Bank Milwaukee, N.A.
                        ABA 075000022

     Credit:            Firstar Trust Company
                        777 E. Wisconsin Avenue
                        Milwaukee, Wisconsin  53202
                        Account 112-952-137

     Further Credit:    Nicholas Money Market Fund, Inc.
                        (shareholder account number)
                        (shareholder registration)

     Please call Firstar Trust Company at 414-276-0535 or 800-544-6547 prior to sending the wire in order to obtain a confirmation
number and to ensure prompt and accurate handling of funds.   The
Fund  and  its  transfer  agent  are  not  responsible  for   the
consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.



PURCHASE BY AUTOMATIC INVESTMENT PLAN:

      If you wish to invest $50 or more with the Fund at regular intervals, consider using our Automatic Investment Plan. To use this service, you authorize Firstar Trust Company to draw a check on your bank checking account. No service fee is charged to shareholders for participation in the Automatic Investment Plan. Forms to initiate this service can be obtained by calling the Nicholas Company, Inc. at 414-272-6133 or 800-227-5987.


      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Certain service providers may receive compensation from the Fund for providing transfer agent-type services relating to the accounts held in street name. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Processing Intermediary may be required to register as a broker or dealer under certain state laws. An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to the Fund or the Adviser. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      The Fund also may enter into an arrangement with some Processing Intermediaries authorizing them to process purchase orders or redemption requests on behalf of the Fund on an expedited basis (an "authorized agent"). Receipt of a purchase order or redemption request by an authorized agent will be deemed to be receipt by the Fund for purposes of determining the net asset value of Fund shares to be purchase or redeemed. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.



                  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal business hours to redeem his or her shares in whole or in part. If in writing, redemption requests must be signed by each shareholder, in the exact manner as the Fund account is registered, and must state the amount of redemption and identify the shareholder account number and taxpayer identification number or social security number. All redemptions will be processed at the net asset value next determined after receipt of the request. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. If any portion of the shares to be redeemed represents an investment made by personal or certified check, the Fund reserves the right to hold a payment up to 15 days or until satisfied that investments made by check have been collected, at which time the redemption request will be processed and payment made. A shareholder who anticipates the need for immediate access to their investment should purchase shares by wiring Federal funds.

REDEMPTION BY MAIL

      Redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas Money Market Fund, Inc., c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944. Facsimile transmission of redemption requests is not acceptable. If the account registration is individual, joint tenants, sole proprietorship, custodial (Uniform Gift to Minors Act), or general partners, the written request must be signed exactly as the account is registered. If the account is owned jointly, both owners must sign.

      The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature page of the trust agreement on file or be accompanied by the trust agreement and signed by the trustee(s).


      If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar Trust Company (414-276-0535 or 800-544-6547), prior to submitting the redemption request. A redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company. See "Purchase of Capital Stock" for a description of certain arrangements the Fund may enter into with Processing Intermediaries to process redemption requests on an expedited basis.



      Redemption cannot be accomplished by telegraphing or faxing the Fund or Firstar Trust Company. The redemption price is the net asset value next computed after the time of receipt by Firstar Trust Company (or by an authorized agent of the Fund) of the written request in the proper form set forth above.

      Shareholders who have an individual retirement account ("IRA") or another retirement plan must indicate on their redemption requests whether or not to withhold Federal income tax. They must elect not to have Federal income tax withheld; otherwise, the redemption will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

REDEMPTION BY TELEPHONE


      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in
writing.   This option does not apply to IRA accounts and  master
retirement  plans  for  which  Firstar  Trust  Company  acts   as
custodian.   Telephone redemptions can only be  made  by  calling
Firstar  Trust  Company at 800-544-6547 or 414-276-0535.   In  an
effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and its transfer agent employ reasonable
procedures  to  confirm that such instructions are  genuine.   In
addition to the account registration, you will be required to provide either the account number or social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's
net  asset  value.   There will be no exceptions  due  to  market
activity.   During  periods  of substantial  economic  or  market
changes, telephone transactions may be difficult to implement. If a shareholder is unable to contact Firstar Trust Company by
telephone,  shares  also  may  be  redeemed  by  delivering   the
redemption request in person or by mail. The maximum telephone redemption is $25,000 per account/per business day. The maximum
telephone  redemption  for  related  accounts  is  $100,000   per
business day. The minimum telephone redemption is $500 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of redemption instructions received by telephone which they reasonably believe to be genuine, even if such instructions prove to be unauthorized or fraudulent. The Fund and Firstar Trust Company will employ reasonable procedures to confirm that instructions received by telephone are genuine, and if they do not, they may be liable for losses due to unauthorized or fraudulent instructions.



      All redemptions will be processed immediately upon receipt. Share redemption orders are effected at the net asset value next determined after receipt of the order in proper form by Firstar Trust Company (or by an authorized agent of the Fund). The Fund will return redemption requests that contain restrictions as to
the  time  or  date  redemptions are to be  effected.   The  Fund
ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. Redemption proceeds to be wired normally will be wired on the next business day after a net asset value is determined. The Fund reserves the right to hold payment up to 15 days or until satisfied that investments made by check have been collected. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable.

SIGNATURE GUARANTEES

      A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:
(1) if you change the ownership on your account; (ii) when you want the redemption proceeds sent to a different address than is registered on the account; (iii) if the proceeds are to be made payable to someone other than the account owner(s); (iv) any redemption transmitted by federal wire transfer to your bank not previously set up with the Fund; or (v) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees will be required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form. A notary public is not an acceptable guarantor.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds may also be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of up to $12.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

     Although not anticipated, it is possible that conditions may arise in the future which would, in the opinion of the Fund's Adviser or Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund. However, the Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                     EXCHANGE BETWEEN FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. Shareholders interested in exercising the exchange privilege must obtain an authorization form and the appropriate prospectus from Nicholas Company, Inc. When an exchange into the Fund would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the fund will be redeemed on the day upon which the exchange request is received; however, issuance of Fund shares may be delayed an additional business day in order to avoid the dilutive effect on return (i.e., reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. Shares of the Fund will not be redeemed on any day when the Federal Reserve Banks are closed. An exchange generally will constitute a sale for Federal tax purposes; however, an exchange between the funds involving master self-employed (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for Federal tax purposes.

      This exchange privilege is available only in states where shares of the fund being acquired may legally be sold, and the privilege may be terminated or modified only upon 60 days advance notice to shareholders; however, procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Shareholders are reminded that Nicholas Limited Edition, Inc. is restricted in size to ten million shares, available for purchase and that the exchange privilege into that fund may be terminated or modified at a time when that maximum is reached.

      Shares of the Fund which have been outstanding at least 15 days may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Equity Income Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation. Nicholas II, Inc. and Nicholas Limited Edition, Inc. have long-term growth as their investment objective. Nicholas Income Fund, Inc.'s investment objective is to seek high current income. Nicholas Equity Income Fund, Inc. has an investment objective of reasonable income, with moderate long-term growth as a secondary consideration. Exchange of shares can be accomplished in the following ways:

EXCHANGE BY MAIL

     An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request. Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc.

     Signatures required are the same as previously explained under "Redemption of Capital Stock."

EXCHANGE BY TELEPHONE


     Shareholders may exchange by telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser. Only exchanges of $500 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange. In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000 with a maximum of $1,000,000 per day per related accounts. Four telephone exchanges during any twelve month period, per account will be allowed. An exchange consists of a move from one fund to another fund. The Fund reserves the right to refuse a telephone exchange if it is believed advisable to do so.


     Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone. Telephone exchanges can ONLY be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. In addition to account registration, you will be required to provide pertinent information regarding your account. Calls will be recorded.


                   TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions necessary to transfer capital stock can be obtained by writing or calling Firstar Trust Company at 414-276-0535 or 800-544-6547 or Nicholas Company, Inc. at 414-272-6133 or 800-227-5987 prior to submitting any transfer requests.


                DETERMINATION OF NET ASSET VALUE
         AND USE OF AMORTIZED COST METHOD OF VALUATION

      The net asset value of a share of the Fund is determined by dividing the total value of the net assets of the Fund by the total number of shares outstanding at that time. The net asset value of the shares is expected by management to remain constant at $1.00 per share. Net assets of the Fund are determined by deducting the liabilities of the Fund from total assets. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day the Exchange is open for unrestricted trading and when the Federal Reserve Banks are open for business.

      Portfolio securities are valued on an amortized cost basis, whereby a security is initially valued at its acquisition cost. Thereafter, a constant straight-line amortization is assumed each day regardless of the impact of fluctuating interest rates.

      Pursuant to Section 270.2a-7 of the Code of Federal Regulations, the Board of Directors has established procedures designed to stabilize the net asset value per share at $1.00. Under most conditions, management believes this will be possible, but there can be no assurance that they can do so on a continuous
basis.   In connection with its use of the amortized cost  method
of valuation and in order to hold itself out as a "money market" fund, the Fund will comply with the applicable provisions of
Section 270.2a-7, and in particular, will comply with the following: (i) the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share and specifically will limit the dollar weighted average portfolio maturity of the Fund to not more than 90 days and the remaining maturity of each portfolio security to not more than 397 days (with certain exceptions permitted by the rules of the Securities and Exchange Commission);
(ii) the  Fund  will  limit  its  portfolio  investments to those
instruments     its     Board     of      Directors    determines
present    minimal       credit       risks,       and        are
otherwise in accordance with the Fund's investment objectives and restrictions; and (iii) the Fund will adhere to the portfolio diversification requirements set forth in Section 270.2a-7. Calculations are done periodically to compare the value of the Fund's portfolio at amortized cost versus current market values. In the event the per share net asset value should deviate from $1.00 by 1/2 of 1% or more, the Board of Directors will promptly consider what action, if any, should be taken.

            INCOME, DIVIDENDS AND FEDERAL TAX STATUS

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no Federal income or excise taxes will be payable by the Fund. As a result, the Fund generally will seek to distribute annually to its shareholders substantially all of its net investment income and net realized capital gain (after utilization of any available capital loss carryovers).

      The net investment income increased or reduced by realized gains or losses, if any, for each day is declared as a dividend to shareholders of record. Shares purchased will begin earning dividends on the day following the day the purchase order is confirmed. Shares redeemed will earn dividends through the date of the redemption order. Unless otherwise requested, dividends will be reinvested automatically in additional Fund shares on the last business day of each month. If you request in writing that your dividends be paid in cash, the Fund will issue a check within five business days of the reinvestment date. If all of your shares are redeemed during a month, dividends credited to your account from the beginning of the dividend period through the time of redemption will be paid with the redemption proceeds.

      A statement of all calendar year-to-date transactions, including shares accumulated from dividends and capital gains distributions, is mailed to each shareholder quarterly.
Information  as  to  each  shareholder's  tax  status  is   given
annually.

      For Federal income tax purposes, distributions from the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders who are not subject to tax on their income. Distributions paid from the Fund's net investment income are taxable to shareholders as ordinary income. The Fund does not intend to generate capital gains. Because the investment income of the Fund will be derived from interest rather than dividends, no portion of such dividends will qualify for the dividends received deduction for corporations.

     Under federal law, some shareholders may be subject to a 31% withholding on reportable dividends, capital gain distributions (if any) and redemption payments. Generally, the only shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number; or (ii) who have failed to declare or underreported certain income on their federal returns. When establishing an account, an investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he is not subject to withholding.

      The foregoing tax discussion relates solely to U.S. Federal income taxes and is not intended to be a complete discussion of all federal income tax consequences. Shareholders should consult with a tax adviser concerning the application of federal, state and local taxes to an investment in the Fund.


                        PERFORMANCE DATA

      The Fund's standard yield quotations, which may appear in advertising and sales material, is calculated according to the methods prescribed by the Commission. Under these methods, the current yield is based on a seven day period and computed by dividing the net investment income per share by the price per share during the period (expected to remain constant at $1.00) to arrive at a "base period return," and the result is divided by seven and multiplied by 365 carried out to the nearest 1/100 of 1%. Net investment income per share includes accrued interest on the Fund's investments, plus or minus purchase discount or premiums less accrued expenses. Excluded from the calculations are realized gains and losses on the sale of securities and unrealized appreciations and depreciations on the Fund's current portfolio. The Fund's effective yield which also may appear in advertisements and sales material is determined by taking the "base period return" and calculating the effect of compounding. The following formulas are used:

      Standard Current Yield = Net Investment Income Per Share  X 365
                               -------------------------------    ---
                                       Price Per Share             7

                                                    365
                                                    ---
         Effective Yield = [(Base Period Return + 1) 7 ] -  1


                 INDIVIDUAL RETIREMENT ACCOUNTS


      Individuals may be able to establish a traditional IRA, a Roth IRA and/or an education IRA. The Fund offers a prototype IRA plans for adoption by individuals who qualify. A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a Disclosure Statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA.

      Individuals who receive compensation, including earnings from self-employment, may be entitled to establish and make contributors to a traditional IRA. Taxation of the income and gains paid to a traditional IRA by the Fund is deferred until distribution from the IRA.

      The Taxpayer Relief Act of 1997 has created the new Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain income phaseouts apply.

      The Taxpayer Relief Act of 1997 also has created the new education IRA. Like the Roth IRA, contributions are non-deductible, but the investment earnings accumulate tax-free, and distributions used for higher education expenses are not taxable. Contribution limits are $500 per account and certain income phaseouts apply.

      As long as the aggregate IRA contributions meet the Fund's minimum investment requirement of $500, the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.



      Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan may result in adverse tax consequences. See "Purchase of Capital
Stock" and "Redemption of Capital Stock." Consultation with a tax adviser regarding the tax consequences is recommended.

                     MASTER RETIREMENT PLAN

      The Fund has available a master retirement plan (formerly called a "Keogh" plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.

                   DIVIDEND REINVESTMENT PLAN

      Unless a shareholder elects to accept cash in lieu of shares, all dividends and capital gains distributions automatically are reinvested in shares through the Dividend Reinvestment Plan. An election to accept cash may be made in an application to purchase shares or by separate written notification. All reinvestments are at the net asset value per share in effect on the dividend or distribution record date and are credited to the shareholder's account. If the application of such distributions to the purchase of additional shares of the Fund would result in the issuance of fractional shares, the Fund may, at its option, either issue fractional shares (computed to three decimal places) or pay to the shareholder cash equal to the value of the fractional share on the dividend or distribution payment date. Shareholders will be advised of the number of shares purchased and the price following each reinvestment. As in the case of normal purchases, stock certificates are not issued unless requested. In no instance will a certificate be issued for a fraction of a share.

      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving written notice to the Transfer Agent. An election must be received by Firstar Trust Company prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days' written notice to participants.


                           BROKERAGE


      The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiations of the commissions to be paid on such transactions. The Adviser selects a broker or dealer for the execution of a portfolio transaction on the basis that such broker or dealer will execute the order as promptly and efficiently as possible subject to the overriding policy of the Fund. This policy is to obtain the best market price and reasonable execution for all its transactions, giving due consideration to such factors as reliability of execution and the value of research, statistical and price quotation services provided by such broker or dealer. The research services provided by brokers consist of recommendations to purchase or sell specific securities, the rendering of advice regarding events involving specific issuers of securities and events and current conditions in specific industries, and the rendering of advice regarding general economic conditions affecting the stock market and the U.S. economy.



     The Adviser, who decides to buy and sell securities, selects a broker or dealer for the execution of a portfolio transaction on the basis of the best security price available and on the basis that such broker or dealer will execute the order as promptly and efficiently as possible.

      The Fund has not paid any brokerage commissions since its inception (July 1, 1988). There are no brokers who would be considered affiliates of the Fund or the Adviser.


      The Adviser has adopted procedures that provide generally for the Adviser to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Adviser, and other advisory clients. The Adviser will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account (subject to certain exceptions) and each participating account will participate at the average share price for the bunched order on the same business day.


      The  Adviser may effect portfolio transactions with brokers or  dealers who recommend the purchase of the Fund's shares.  The
Adviser   may   not   allocate  brokerage   on   the   basis   of
recommendations to purchase shares of the Fund.


                       CAPITAL STRUCTURE

      The  Fund  is  authorized  to issue  three  billion  shares
(3,000,000,000) of Common Stock, par value $0.0001 per share. Each full share has one vote and all shares participate equally in dividends and other distributions by the Fund and in the residual assets of the Fund in the event of liquidation. There are no conversion or sinking fund provisions applicable to shares, and holders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the holder to the same rights as whole shares.


                     UNCERTIFICATED SHARES

      The Fund will not issue certificates evidencing shares purchased. Since certificates are not issued, the shareholder's account will be credited with the number of shares purchased. Written confirmations are issued for all purchases of shares.


                      SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with a report or a current prospectus showing the Fund's portfolio and other information. After the close of the Fund's fiscal year, which ends December 31, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, will be sent to shareholders. A copy of the Fund's most recent Annual Report (which may be obtained without charge) may be obtained by calling or writing the Fund.



                         ANNUAL MEETING

      Under the laws of the state of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its Articles of Incorporation and will not hold annual meetings of shareholders unless otherwise required to do so.

              COMMUNICATIONS BETWEEN SHAREHOLDERS

      In the event the Fund is not required to hold annual meetings of shareholders to elect Directors by virtue of the amendment to Maryland law described under "Annual Meeting," the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.


                  CUSTODIAN AND TRANSFER AGENT

      Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as Custodian of the Fund. As such, Firstar Trust Company holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. Firstar Trust Company does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Trust Company also acts as the Fund's Transfer Agent and Dividend Disbursing Agent.


           INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

      Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has been selected as the independent accountants for the Fund. The selection of the Fund's independent public accountants is not subject to annual ratification by the Fund's shareholders unless otherwise required by the Investment Company Act of 1940, as amended. Michael Best & Friedrich LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.


                     FINANCIAL INFORMATION

      The financial statements and other financial information relating to the Fund contained in the Annual Report of the Fund for the fiscal year ended December 31, 1997, are incorporated herein by reference.

                NICHOLAS MONEY MARKET FUND, INC.




                           FORM N-1A
                           ---------



                   PART C:  OTHER INFORMATION

                   PART C.  OTHER INFORMATION
                            -----------------

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

      (a) Financial Statements: Per share income and capital changes information with respect to the Registrant's common stock appears in Part A; the Registrant's statement of assets and liabilities, including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the per share income and capital changes for each of the years in the period then ended are incorporated in Parts A and B by reference to the Annual Report to Shareholders of the Registrant for its fiscal year ended December 31, 1997.

          (b) Exhibits: All exhibits required to be filed pursuant to Item 24(b) are listed in the Exhibit Index which appears elsewhere herein, and (i) appear in their entirety herein, or (ii) are incorporated by reference to previous filings with the Commission, as indicated in such Exhibit Index.


ITEM  25.  PERSONS  CONTROLLED BY OR UNDER COMMON  CONTROL  WITH
           -----------------------------------------------------
           REGISTRANT
           ----------

      The Registrant is not under common control with any other person. The Registrant, Nicholas Fund, Inc., Nicholas II, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc. and Nicholas Equity Income Fund, Inc. share a common investment adviser, Nicholas Company, Inc.; however, each such fund has an independent Board of Directors responsible for supervising the investment and business management services provided by the adviser. The Registrant does not control any other person.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
          -------------------------------

      As of March 31, 1998, the number of record holders of the securities of the Registrant was as follows:


               Title of Class           Number of Record Holders
               --------------           ------------------------

                Common Stock                      5,845


ITEM 27.  INDEMNIFICATION
          ---------------

      Article VII, Section 7 of the By-Laws of the Registrant provides for the indemnification of its officers and directors against liabilities incurred in such capacities to the extent described therein, subject to the provisions of the Maryland General Business Corporation Law; such Section 7 is incorporated herein by reference to the By-Laws of the Registrant filed as an Exhibit to the initial Registration Statement declared effective on July 1, 1988. In addition, Registrant maintains a joint errors and omissions insurance policy with a $2.0 million limit of liability under which the Registrant, the Adviser and the other funds advised by the Adviser, and each of their respective directors and officers, are named insureds.



      The investment advisor to the Registrant, Nicholas Company, Inc., has, by resolution of its Board of Directors, agreed to indemnify the Registrant's officers, directors and employees to the extent of any deductible or retention amount required under insurance policies providing coverage to such persons in connection with liabilities incurred by them in such capacities.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------


          Incorporated by reference to pages 6-9 of the Statement
of   Additional  Information  pursuant  to  Rule  411  under  the
Securities Act of 1933, as amended.

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

           None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

      All accounts, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, and the Rules of the Securities and Exchange Commission promulgated thereunder, are located at the offices of the Registrant, 700 North Water Street, Milwaukee, Wisconsin 53202 or Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


ITEM 31.  MANAGEMENT SERVICES
          -------------------

           None.


ITEM 32.  UNDERTAKINGS
          ------------

      The Registrant's By-Laws provide that it will indemnify its officers and directors for liabilities incurred by them in any proceeding arising by reason of the fact that any such person was or is a director or officer of the Registrant. Insofar as indemnification for liability arising under the Act may be permitted to directors, officers and controlling persons of the Registrant under the Securities Act of 1933 ("Act"), or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and may, therefore, be unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Registrant hereby undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, the latest Annual Report to Shareholders which is incorporated by reference in the Prospectus and furnished pursuant to and meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Securities Exchange Act of 1934; and, where interim financial information required to be presented by Article 3 of Regulation S-X is not set forth in the Prospectus, to deliver, or cause to be delivered to each person to whom the Prospectus is sent or given, the latest Quarterly Report which is incorporated by reference in the Prospectus to provide such interim financial information.

                           SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the
Registrant, Nicholas Money Market Fund, Inc., a corporation organized and existing under the laws of the State of Maryland, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 28th day of April, 1998.


                                    NICHOLAS  MONEY MARKET  FUND,
INC.



                                   By:/s/ Thomas J. Saeger
                                      -------------------------------
                                          Thomas J. Saeger, Executive
                                             Vice President and Treasurer


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated on April 28, 1998.



Albert  O. Nicholas*                      President (Chief Executive
---------------------
Albert O. Nicholas                         Officer), Treasurer and Director


Thomas  J. Saeger*                        Executive Vice President
---------------------
Thomas J. Saeger                           (Chief Financial Officer and
                                           Chief Accounting Officer)
                                           and Secretary

Melvin L. Schultz*                        Director
---------------------
Melvin L. Schultz


Jay H. Robertson*                         Director
---------------------
Jay H. Robertson





              *By:/s/  Thomas J. Saeger
                  ---------------------------
                       Thomas J. Saeger, as
             Attorney-in-Fact for the above officers
               and directors, under authority of
    Powers of Attorney previously filed and filed herewith.

                         EXHIBIT INDEX


                                                                    Sequential
  Exhibit No.             Description                                Page No.
  -----------             -----------                               ----------

    (b)(1)     Articles of Incorporation of the Registrant.........

    (b)(2)     By-Laws of the Registrant...........................

    (b)(5)     Investment Advisory Agreement, dated  April  27,
               1988,   between   the  Registrant  and  Nicholas
               Company, Inc........................................

    (b)(8)     Custodian   Agreement,  dated  April  27,  1988,
               between the Registrant and Firstar Trust Company....



   (b)(10)     Opinion of Michael Best & Friedrich LLP, counsel
               to the Registrant,  concerning  the  legality of
               the Registrant's common stock, including consent
               to the use thereof..................................

   (b)(11)     Consent  of  Arthur  Andersen  LLP,  independent
               public accountants..................................

   (b)(12)     Statements  of   Assets   and   Liabilities   of
               Registrant,    including    the    Schedule   of
               Investments, as of December 31, 1997, and the related Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1997, and the Financial Highlights for each of the ninee years in the period ended December 31, 1997, and for the period from July 1, 1988 to December 31, 1988 [included in the Annual Report to Shareholders of  Registrant
               for the fiscal year ended December 31, 1997]........



  (b)(14.1)    Registrant's Prototype IRA Plan

                                                                    Sequential
  Exhibit No.             Description                                Page No.
  -----------             -----------                               ----------

  (b)(14.2)    Registrant's    Master    Retirement   Plan  for
               Self-Employed Individuals...........................



  (b)(16)      Schedule for computation of performance quotation
               provided in response to Item 22 of Form N-1A........

  (b)(17)      Financial Data Schedule.............................



  (b)(99)      Powers of Attorney..................................